Effective immediately, the sub-section entitled “Principal Investment Strategies” beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of Latin American issuers and other investments that are tied economically to Latin America. The Latin American region includes any country in South America, Central America, the Caribbean, and Mexico. All of the countries in the Latin American region are currently considered emerging market economies.

Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS may invest a large percentage of the fund’s assets in issuers in a single country or a small number of countries within Latin America.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the Latin American market.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Effective immediately, the sub-section entitled "Principal Risks" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk: Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Latin American Market Risk:  All of the countries in the Latin American region are currently considered emerging market economies. High interest, inflation, and unemployment rates have historically characterized most Latin American economies.  These economies are less developed and can be reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. The economies of Latin American countries are particularly sensitive to fluctuations in commodity prices because commodities represent a significant percentage of exports of many Latin American countries. Governments of many Latin American countries exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on issuers in which the fund invests.

Industry Concentration Risk:  The fund’s performance may be closely tied to the performance of companies in any industry that accounts for a large portion of the Latin American market.

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

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MFS Latin American Equity Fund

Effective immediately, the sub-section entitled "Principal Investment Strategies" beneath the main heading "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:

Principal Investment Strategies
MFS normally invests at least 80% of the fund’s net assets in equity securities of Latin American issuers and other investments that are tied economically to Latin America. The Latin American region includes any country in South America, Central America, the Caribbean, and Mexico. All of the countries in the Latin American region are currently considered emerging market economies.

MFS may invest a large percentage of the fund’s assets in issuers in a single country or a small number of countries within Latin America.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the Latin American market as measured by an index determined by MFS to be an appropriate measure of the Latin American market, currently the  MSCI Emerging Markets Latin America 10-40 Index (gross div).

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Effective immediately, the sub-section entitled “Principal Risks” beneath the main heading "Investment Objective, Strategies, and Risks" is restated as follows:

Principal Risks
The share price of the fund will change daily based on changes in market, economic, industry, political, regulatory, geopolitical, and other conditions. As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market Risk:  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets.

Company Risk:  Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, regulatory, geopolitical, and other conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, regulatory, geopolitical and other conditions can adversely affect the price of an investment. The price of securities of smaller, less well-known issuers can be more volatile than the price of securities of larger issuers or the market in general.

Foreign Risk: Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. Political, social, and economic instability, the imposition of currency or capital controls, or the expropriation or nationalization of assets in a particular country can cause dramatic declines in that country’s economy. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, political, regulatory, geopolitical, or other conditions than the U.S. market.

Emerging Markets Risk:  Emerging market investments can involve additional and greater risks than the risks associated with investments in developed foreign markets securities. Emerging markets typically have less developed economies and markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and more government involvement in the economy than developed countries. Emerging markets can also be subject to greater political, social, and economic instability. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

Geographic Concentration Risk: Because MFS may invest a large percentage of the fund’s assets in issuers located in a single country, a small number of countries, or a particular geographic region, the fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical or other

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MFS Latin American Equity Fund

conditions in those countries or that region, and could be more volatile than the performance of more geographically-diversified funds.

Latin American Market Risk:  All of the countries in the Latin American region are currently considered emerging market economies. High interest, inflation (in some cases substantial and prolonged), and unemployment rates have historically characterized most Latin American economies.  These economies are less developed and can be reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures.  The economies of Latin American countries are particularly sensitive to fluctuations in commodity prices because commodities such as agricultural products, minerals, and metals represent a significant percentage of exports of many Latin American countries. Governments of many Latin American countries exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on issuers in which the fund invests. Moreover, some Latin American countries have histories of instability and upheaval that could cause their government to act in a detrimental or hostile manner toward private enterprise or foreign investment.

Industry Concentration Risk:  The fund’s performance may be closely tied to the performance of companies in any industry that accounts for a large portion of the Latin American market. Companies in a single industry can react similarly to market, economic, political, regulatory, and geopolitical conditions.

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. In addition, at times all or a large portion of segments of the market may not have an active trading market. As a result, it may not be possible to sell a particular investment or type of investment at any particular time or at an acceptable price.

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